Income tax expense - Reconciliation of tax (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Comprehensive income, continuing and discontinued operations [abstract]
Profit before tax	$ 5,804,192	$ 4,472,893
Tax at the domestic rate of 16.5% (Note)	957,692	738,027
Tax effect of income not taxable for tax purposes	(4,577,504)	(5,178,539)
Tax effect of expenses not deductible for tax purposes	208,014	843,431
Tax effect of deductible temporary differences not recognized	197,756	275,759
Tax effect of tax losses not recognized	4,274,704	4,425,036
Effect of different tax rates of subsidiaries operating in other jurisdictions	(1,060,662)	(1,103,714)
Income tax expense for the year	$ 0	$ 0
HONG KONG
Income Tax Disclosure [Line Items]
Applicable tax rate (%)	16.50%